Segmentation (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segment Reporting [Line Items]
Number of Reportable Segments	1
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CODM has been identified as the CEO, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer